January 26, 2010

VIA EDGAR TRANSMISSION

Division of Investment Management

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Dreman Contrarian Funds
SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

On behalf of Dreman Contrarian Funds (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (“PEA No. 12”).

The primary purpose of PEA No. 12 is to add a new Summary Prospectus for each series of the Trust. All other sections contain information substantially similar to the prospectus and SAI currently on file for the applicable series.

Questions and comments concerning PEA No. 12 may be directed to Steven M. Felsenstein, Esq. at (215) 988-7837.

Very truly yours,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President, Unified Fund Services, Inc.

Administrator